SEVERANCE AND RELOCATION COSTS AND AGREEMENTS WITH EXECUTIVE OFFICERS	12 Months Ended
Dec. 31, 2015
Severance Costs [Abstract]
Severance Costs

NOTE 19 —SEVERANCE AND RELOCATION COSTS AND AGREEMENTS WITH EXECUTIVE OFFICERS:

Severance and Relocation

Severance related costs are recognized over the period commencing on the date on which the affected employees are notified and ending on the date when required services are completed.

Costs Associated with Exit or Disposal Activities

On January 13, 2014, the Company announced that certain subsidiaries of OSG that own or charter-in 33 International Flag vessels (which was subsequently increased to 46 vessels) intended to outsource certain management services, including, but not limited to, the technical management, certain aspects of commercial management and crew management to V. Ships UK Limited (“V.Ships”). Charges relating to employee transition and termination benefits and similar transition and termination costs (“Outsourcing RIF”) and set-up, wind-down and transitions costs (“Transition Costs”) are included separately in the consolidated statement of operations. Outsourcing RIF severance costs of $17,020 incurred for the year ended December 31, 2014 included $3,428 and $7,651 relating to the International Crude Tankers and International Product Carriers business segments, respectively, with the balance relating to corporate offices. The Company did not incur any significant additional Outsourcing RIF costs during the year ended December 2015. Transition Costs of $39 and $3,427 were incurred for the years ended December 31, 2015 and 2014. The transition costs for 2014 included $1,672 and $1,260 relating to the International Crude Tankers and International Product Carriers business segments, respectively, with the balance relating to corporate offices.

In conjunction with the aforementioned, on January 7, 2014, the then current Board of Directors of OSG (the “Predecessor Board”) and the Compensation Committee of the Predecessor Board approved a transitional incentive program for certain non-executive employees (the “Transition NEIP”), which was subsequently approved by the Bankruptcy Court on February 3, 2014. In order to achieve the restructuring described above, the Company required the commitment of the employees whose responsibilities would ultimately be outsourced or rendered unnecessary by virtue of the outsourcing (the “Transitional Employees”). The Transition NEIP, a component of the employee transition and termination benefits and similar transition and termination costs described above, is a broad based plan intended to offer compensation incentives to substantially all of the non-executive Transitional Employees (the “Eligible Employees”) upon the achievement of specific objectives (“Objectives”) related to the operations and restructuring of OSG’s international operations. For Eligible Employees, the annualized target awards ranged from 25% to 75% of base salary. The total cost of the incentive payments under the Transition NEIP was approximately $3,463.

In April 2013, thirty-seven employees, including three senior executive officers of the Company, were terminated as part of a reduction in force (“April 2013 RIF”). April 2013 RIF severance costs for the years ended December 31, 2014 and 2013 were a release of reserves of $192 and a charge of approximately $3,427. April 2013 RIF severance costs allocated to the Company’s three business segments were immaterial for both years.

In February 2013, the Company’s then-current Chief Executive Officer resigned. In conjunction with this resignation, the Company reversed previously recognized compensation expense of $3,209 relating to unvested restricted stock and stock option awards, which is reflected in general and administrative expenses in the statement of operations for the year ended December 31, 2013. The Company released excess reserves (net of additional provisions) of $422 related to the severance and relocation of technical management during the year ended December 31, 2013.

Activity relating to the reserves for the Outsourcing and April 2013 RIFs for the two years ended December 31, 2015 is summarized as follows:

	Outsourcing RIF	April 2013 RIF
Activity for the years ended December 31, 2015, 2014 and 2013:
Provision		$3,824
Change in estimate		25
Utilized		(2,059)
Release of excess reserves		(422)
Balance at December 31, 2013	$-	$1,368
Provision	18,616	-
Change in estimate	(1,831)	-
Utilized	(15,626)	(1,176)
Release of excess reserves	-	(192)
Balance at December 31, 2014	$1,159	$-
Utilized	(1,159)	-
Balance at December 31, 2015	$-	$-

The above table excludes related professional fees which are expensed as incurred.

Agreements with Executive Officers

On August 11, 2014, Captain Robert E. Johnston, President and Chief Executive Officer of the Company, retired from his positions as Chief Executive Officer and President and ceased to be an employee of the Company. On August 11, 2014, the Company entered into a letter agreement with Captain Johnston, which supersedes entirely the letter agreement previously entered into between the Company and Captain Johnston on March 22, 2013 and provides, among other things, that Captain Johnston would serve the Company as a consultant until December 31, 2015 (the “Consulting Period”). In exchange for Captain Johnston’s consulting services, the Company paid Captain Johnston a monthly fee of $56 during the Consulting Period. In addition to severance in the amount of $675 under the Company’s severance plan, pursuant to the letter agreement, Captain Johnston was paid $1,013 with respect to his 2014 bonus and $6,399 in full satisfaction of his entitlement under the Company’s unfunded, non- qualified supplemental savings plan.